Deferred revenue and customer advances	6 Months Ended
Sep. 30, 2020
Deferred revenue and customer advances

16.  Deferred revenue and customer advances

Deferred revenue and customer advances primarily represent service fees prepaid by merchants or customers for which the relevant services have not been provided. The respective balances are as follows:

	As of	As of
	March 31, 2020	September 30, 2020

	(in millions of RMB)
Deferred revenue	23,195	25,939
Customer advances	17,168	22,161
	40,363	48,100
Less: current portion	(38,338)	(45,905)
Non-current portion	2,025	2,195

All service fees received in advance are initially recorded as customer advances. These amounts are transferred to deferred revenue upon commencement of the provision of services by the Company and are recognized in the condensed consolidated income statements in the period in which the services are provided. In general, service fees received in advance are non-refundable after the amounts are transferred to deferred revenue. Substantially all of the balances of deferred revenue and customer advances are generally recognized as revenue within one year.